ACCOUNTS RECEIVABLE AND OTHER (Tables)	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of accounts receivable and other

US$ MILLIONS	2019	2018
Current:
Accounts receivable	$1,741	$1,044
Prepayments & other assets	219	127
Total current	$1,960	$1,171

Non-current:
Tax recovery receivables	$27	$39
Other assets	230	180
Total non-current	$257	$219

Disclosure of maturity analysis of finance lease payments receivable
The table below outlines Brookfield Infrastructure’s undiscounted lease payments to be received under operating and finance leases as at December 31, 2019:

December 31, 2019 US$ MILLIONS	Less than 1 year	1-2 years	2-3 years	3-4 years	4-5 years	5+ years	Total lease payment receivable
Receivables from lease contracts(1)	$367	$339	$322	$302	$278	$1,440	$3,048

(1)
IFRS 16 does not change substantially how a lessor accounts for leases. In addition to operating leases, the lease payments receivable include leases that are classified as finance leases, short-term leases and low-value leases. See Note 3 Significant Accounting Policies for further details.

Disclosure of maturity analysis of operating lease payments
The table below outlines Brookfield Infrastructure’s undiscounted lease payments to be received under operating and finance leases as at December 31, 2019:

December 31, 2019 US$ MILLIONS	Less than 1 year	1-2 years	2-3 years	3-4 years	4-5 years	5+ years	Total lease payment receivable
Receivables from lease contracts(1)	$367	$339	$322	$302	$278	$1,440	$3,048

(1)
IFRS 16 does not change substantially how a lessor accounts for leases. In addition to operating leases, the lease payments receivable include leases that are classified as finance leases, short-term leases and low-value leases. See Note 3 Significant Accounting Policies for further details.